SCHEDULE OF LONG-LIVED ASSETS (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Total long-lived assets	$ 1,616,507	$ 2,102,879	$ 2,560,946	$ 2,883,092
INDIA
Disaggregation of Revenue [Line Items]
Total long-lived assets	568,973	1,022,030	1,490,952	1,901,040
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total long-lived assets	1,046,096	$ 1,080,849	1,068,556	$ 982,052
UNITED STATES
Disaggregation of Revenue [Line Items]
Total long-lived assets	$ 1,438		$ 1,438